Nature of business and organization	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Nature of business and organization

Note 1 — Nature of business and organization

MicroAlgo Inc. (“MicroAlgo” or the “Company”) (f/k/a Venus Acquisition Corporation (“Venus”)), a Cayman Islands exempted company, entered into the Merger Agreement dated June 10, 2021 (as amended on January 24, 2022, August 2, 2022, August 3, 2022 and August 10, 2022, the “Merger Agreement”), by and among WiMi Hologram Cloud Inc. (“WiMi” or the “Majority Shareholder”), Venus, Venus Merger Sub Corporation (“Venus Merger Sub”), a Cayman Islands exempted company incorporated for the purpose of effectuating the Business Combination, and VIYI Algorithm Inc. (“VIYI”), a Cayman Islands exempted company.

On December 9, 2022, in accordance with the Merger Agreement, the closing of the business combination (the “Closing”) occurred, pursuant to which Venus issued 198,019 Class A Ordinary shares[1] to VIYI shareholders. As a result of the consummation of the business combination, VIYI is now a wholly-owned subsidiary of the Company, which has changed its name to MicroAlgo Inc.

The business combination was accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, Venus will be treated as the “acquired” company for financial reporting purposes. This determination was primarily based on the holders of VIYI expecting to have a majority of the voting power of the post-combination company, VIYI senior management comprising substantially all of the senior management of the post-combination company, the relative size of VIYI compared to Venus, and VIYI operations comprising the ongoing operations of the post-combination company. Accordingly, for accounting purposes, the business combination will be treated as the equivalent of VIYI issuing shares for the net assets of Venus, accompanied by a recapitalization. The net assets of Venus will be stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the business combination will be those of VIYI. (See Note 3 for details)

VIYI Algorithm Inc. (“VIYI”), is a company incorporated on September 24, 2020 under the laws of the Cayman Islands. WiMi Hologram Cloud Inc. (“WiMi Inc.” or the “Parent”) is VIYI’s parent company. VIYI, its consolidated subsidiaries, its former variable interest entity (“VIE”) and VIE’s subsidiaries is primarily engaged in providing central processing algorithm services.

On March 8, 2011, Shenzhen Yitian Internet Technology Co., Ltd. (“historical VIE”) was established under the laws of the People’s Republic of China. Shenzhen Yitian is one of our operating entities.

On January 14, 2019, Shenzhen Yitian established a fully owned subsidiary Shenzhen Yiyou Online Technology Co., Ltd. (“YY Online”), YY Online is one of our operating entities.

On October 28, 2020, Shenzhen Yitian established a fully owned subsidiary Weidong Technology Co., Ltd.(“Weidong”) in Hainan, Weidong is one of our operating entities.

On October 9, 2020, VIYI set up a wholly owned holding company in Hong Kong, VIYI Technology Ltd. (“VIYI Ltd”), which holds all of the outstanding equity of Shenzhen Weiyixin Technology Co., Ltd. (“Shenzhen Weiyixin”or “WOFE”) which established on November 18, 2020 under the laws of the PRC.

On November 30, 2020, Shenzhen Weiyixin established Shanghai Weimu Technology Co., Ltd., (“Shanghai Weimu”) in the PRC, and Shenzhen Weiyixin holds 58% outstanding equity of Shanghai Weimu.

On April 15, 2021, VIYI Ltd formed a 55% owned subsidiary Viwo Technology Limited (“Viwo Technology”), a Hong Kong limited company.

On July 1, 2021, Weidong acquired 99% interest of Shanghai Guoyu Information Technologies Co., Ltd (“Shanghai Guoyu”). The remaining 1% of Shanghai Guoyu is acquired by YY Online.

[1]	Number of shares has been retrospectively adjusted for the share consolidation (10 to 1, and 20 to 1) effective March 22, 2024 and December 13, 2024

On July 14, 2021, Weidong transferred its 100% equity interest of Khorgas Weidong to Shanghai Guoyu.

On July 19, 2021, Viwo Technology established a fully owned subsidiary Shenzhen Viwotong Technology Co., Ltd. (“Viwotong Tech”) in Shenzhen to support its operations.

In November 2021, Viwotong Tech acquired 100% equity interests of Guangzhou Tapuyu Internet Technology Co., Ltd. (“Tapuyu”).

In December 2022, Viwotong Tech acquired 100% equity of Beijing Younike Information Technology Co., Ltd. (“Younike”).

On March 27, 2023, Weidong established a fully owned subsidiary Shenzhen Weidong Technology Co., Ltd. (“SZ Weidong”) in Shenzhen.

On May 17, 2023, YY Online transferred 1% equity of Shanghai Guoyu to SZ Weidong.

On June 5, 2023 VIYI Technology Ltd established a fully owned subsidiary CDDI Capital Ltd (“CDDI”) in British Virgin Islands.

On June 27, 2023, CDDI formed a 55% owned subsidiary VIWO Technology Inc.(“VIWO Cayman”) in Cayman.

On July 31, 2023, VIYI Technology Ltd transferred its equity of Viwo Technology Limited to VIWO Cayman. VIWO Cayman holds 100% equity in Viwo Technology.

On December 20, 2023, VIWO Cayman established a fully owned subsidiary VIWO Technology (HK) Co., Limited (“VIWO HK”) in Hong Kong.

On January 23, 2024, VIWO Technology (HK) Co., Limited established a wholly-owned subsidiary, Beijing Viwotong Technology Co., Ltd. (“Beijing Viwotong”).

In February 2024, Shenzhen Viwotong transferred 100% equity of Tapuyu and Younike to Beijing Viwotong.

On March 7, 2024, Beijing Viwotong established a wholly-owned subsidiary, Beijing Weiyun Spacetime Technology Co., Ltd (“BJ Weiyun”).

In November, 2024, Beijing Viwotong transferred 100% equity of GZ Tapuyu and BJ Younike to BJ Weiyun for the purpose of easy for group management.

(1)	Reorganization of Shenzhen Yitian:

Shenzhen Yitian Internet Technology Co., Ltd. (“Shenzhen Yitian”) was established on March 8, 2011 and was acquired by the Parent’s VIE, WiMi Cloud Software Co., Ltd. (“Beijing WiMi”) in 2015. Shenzhen Yitian and subsidiaries are in the PRC and mainly engaged in provide algorithm services in advertising and gaming industry.

On December 24, 2020, Beijing WiMi transferred 99.0% and 1.0% equity interests in Shenzhen Yitian to Ms. Yao Zhaohua and Ms. Sun Yadong for consideration of RMB 1 and RMB 1, respectively, pursuant to share transfer agreements. Ms. Yao Zhaohua and Ms. Sun Yadong and the original shareholders of Shenzhen Yitian entered into contractual agreements with Shenzhen Weiyixin on December 24, 2020, which granted Shenzhen Weiyixin effective control of Shenzhen Yitian from December 24, 2020 and enable Shenzhen Weiyixin to receive all the expected residual returns of Shenzhen Yitian and its subsidiaries. The reorganization was completed on December 24, 2020. Shenzhen Weiyixin becomes the primary beneficiary of Shenzhen Yitian and its subsidiaries.

On January 11, 2021, Shenzhen Yitian transferred its 100% equity interest of Weidong and subsidiaries to Shenzhen Weiyixin; its 100% equity interest YY Online to Weidong and its 100% equity interest in Khorgas 233 and Wuhan 233 to YY Online. As a result, Wuhan 233 and Khorgas 233 became wholly owned subsidiaries of YY Online and YY Online became wholly owned subsidiary of Weidong and Weidong became wholly owned subsidiary of Shenzhen Weiyixin.

All of these entities are under common control of shareholders of VIYI, which results in the consolidation of Shenzhen Yitian and its subsidiaries which have been accounted for as a reorganization of entities under common control at carrying value. The consolidated financial statements are prepared on the basis as if the reorganization became effective as of the beginning of the first period presented in the accompanying consolidated financial statements of the Company.

(2)	Termination of the VIE Arrangements:

Due to the business strategy adjustment, Shenzhen Yitian and its subsidiaries no longer operate the business involving foreign investment restrictions since March 1, 2022, therefore VIYI is able to have direct equity interest in Shenzhen Yitian and its subsidiaries. On April 1, 2022, VIYI terminated the agreements under the VIE structure with Shenzhen Yitian. Shenzhen Yitian’s original shareholders transferred their respective ownership to VIYI WFOE and VIYI WFOE obtained 100% equity control of Shenzhen Yitian and its subsidiaries on April 1, 2022. The reorganization has no effect on the consolidated financial statements as Shenzhen Yitian has been under common control of VIYI Cayman that there is no change of reporting entities.

The accompanying consolidated financial statements reflect the activities of MicroAlgo and each of the following entities as of December 31, 2024:

Name	Background		Ownership
VIYI Technology Inc. (“VIYI”)	●	A Cayman Islands company Incorporated on September 24, 2020	100% owned by MicroAlgo

VIYI Technology Ltd. (“VIYI Ltd”)	●	A Hong Kong company	100% owned by VIYI
	●	Incorporated on October 9, 2020
	●	A holding company

Shenzhen Weiyixin Technology Co., Ltd. (“Shenzhen Weiyixin”or “VIYI WFOE”)	●	A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”)	100% owned by VIYI Ltd
	●	Incorporated on November 18, 2020
	●	A holding company

Shenzhen Yitian Internet Technology Co., Ltd. (“Shenzhen Yitian”)	●	A PRC limited liability company	100% owned by Beijing WiMi before December 24, 2020 VIE of Shenzhen Weiyixin starting on December 24, 2020. 100% owned by Shenzhen Weiyixin starting April 1, 2022
	●	Incorporated on March 08, 2011
	●	Primarily engages central processing algorithm in mobile games industry

Khorgas 233 Technology Co., Ltd. (“Khorgas 233”)	●	A PRC limited liability company	100% owned by Shenzhen Yitian before January 11, 2021; 100% owned by YY Online after January 11, 2021; dissolved in October 2023
	●	Incorporated on September 15, 2017
	●	Primarily engages in central processing algorithm in mobile games industry
Name	Background		Ownership
Shenzhen Qianhai Wangxin Technology Co., Ltd. (“Shenzhen Qianhai”)	●	A PRC limited liability company Incorporated on October 16, 2015 Primarily engages in central processing algorithm in advertising industry	100% owned by Shenzhen Yitian

Shenzhen Yiyou Online Technology Co., Ltd. (“YY Online”)	●	A PRC limited liability company Incorporated on January 14, 2019 Primarily engages in central processing algorithm in advertising industry	100% owned by Shenzhen Yitian before January 11, 2021; 100% owned by Weidong after January 11, 2021; Disposed in May 2024
	●	Incorporated on May 15, 2020
	●	Primarily engages in central processing algorithm in mobile games industry

Hainan Weidong Technology Co., Ltd. (“Weidong”)	●	A PRC limited liability company	100% owned by Shenzhen Yitian before January 11, 2021; 100% owned by Shenzhen Weiyixin after January 11, 2021
	●	Incorporated on October 28, 2020
	●	Primarily engages in central processing algorithm in advertising industry

Khorgas Weidong Technology Co., Ltd. (“Khorgas Weidong”)	●	A PRC limited liability company	100% owned by Weidong before July 14, 2021; 100% owned by Shanghai Guoyu after July 14, 2021; dissolved on December 30, 2024
	●	Incorporated on October 30, 2020
	●	Primarily engages in central processing algorithm in advertising industry

Fe-da Electronics Company Private Limited (“Fe-da Electronics”)	●	A Singapore company	Disposed in April 2023
	●	Incorporated on January 9, 2009
	●	Primarily engages in resale of intelligent chips and customization of central processing units

Excel Crest Limited (“Excel Crest”)	●	A Hong Kong company	Disposed in April 2023
	●	Incorporated on September 10, 2020
	●	Support the daily operations of Fe-da Electronics in Hong Kong

Shanghai Weimu Technology Co., Ltd. (“Shanghai Weimu”)	●	A PRC limited liability company	58% owned by Shenzhen Weiyixin
	●	Incorporated on November 30, 2020
	●	Engages in providing software support services

Weiyi Yuliang (Beijing) Science Technology Center (Limited Partnership) (“Weiyiyuliang”)	●	A PRC Limited Partnership	50% owned by Shenzhen Weiyixin
	●	Incorporated on June 20, 2024
	●	No operations as of December 31, 2024

Name	Background		Ownership
Wisdom Lab Inc. (“Wisdom Lab”)	●	A Cayman Islands company	Disposed in April 2023
	●	Incorporated on May 6, 2021
	●	Engages in software solution for intelligent chips

CDDI Capital Ltd (“CDDI”)	●	A British Virgin Islands company	100% owned by VIYI Ltd
	●	Incorporated on June 5, 2023
	●	A holding company

VIWO Technology Inc. (“VIWO Cayman”)	●	A Cayman Islands company	55% owned by CDDI
	●	Incorporated on June 27, 2023
	●	A holding company

Viwo Technology Limited. (“Viwo Tech”)	●	A Hong Kong company	100% owned by VIWO Cayman
	●	Incorporated on April 15, 2021
	●	Engages in intelligent chips design

VIWO Technology (HK) Co., Limited (“VIWO HK”)	●	A Hong Kong company	100% owned by VIWO Cayman
	●	Incorporated on December 20, 2023
	●	A holding company

Shenzhen Viwotong Technology Co., Ltd. (“Viwotong Tech”)	●	A PRC limited liability company	100% owned by Viwo Tech
	●	Incorporated on July 19, 2021

Shanghai Guoyu Information Technology Co., Ltd. (“Shanghai Guoyu”)	●	A PRC limited liability company	99% owned by Weidong, 1% owned by SZ Weidong
	●	Incorporated on March 18, 2019
	●	Engages in R&D and application of intelligent visual algorithm technology

Kashi Guoyu Information Technology Co., Ltd. (“Kashi Guoyu”)	●	A PRC limited liability company	100% owned by Shanghai Guoyu; dissolved in August 2023
	●	Incorporated on July 23, 2021
	●	Engages in R&D and application of intelligent visual algorithm technology

Guangzhou Tapuyu Internet Technology Co., Ltd. (“Tapuyu”)	●	A PRC limited liability company	100% owned by SZ Viwotong from December 1, 2021 to February 6, 2024; 100% owned by BJ Viwotong from February 6, 2024 to November 21, 2024; 100% owned by BJ Weiyun after November 21, 2024
	●	Incorporated on June 22, 2021
	●	Engages in central processing algorithm in advertising industry

Beijing Younike Information Technology Co., Ltd. (“Younike”)	●	A PRC limited liability company	100% owned by SZ Viwotong from January 1, 2023 to February 28, 2024; 100% owned by BJ Viwotong from February 28, 2024 to November 11, 2024; 100% owned by BJ Weiyun after November 11, 2024
	●	Incorporated on July 22, 2022
	●	Engages in central processing algorithm in advertising industry

Shenzhen Weidong Technology Co., Ltd. (“SZ Weidong”)	●	A PRC limited liability company	100% owned by Weidong
	●	Incorporated on March 27, 2023
	●	Primarily engages in central processing algorithm in advertising industry

Beijing Viwotong Technology Co., Ltd. (“BJ Viwotong”)	●	A PRC limited liability company	100% owned by VIWO HK
	●	Incorporated on January 24, 2024
	●	Primarily engages in central processing algorithm in advertising industry

Beijing Weiyun Spacetime Technology Co., Ltd (“BJ Weiyun”)	●	A PRC limited liability company	100% owned by BJ Viwotong
	●	Incorporated on March 7, 2024
	●	Primarily engages in central processing algorithm in advertising industry

Contractual Arrangements (Terminated April 1, 2022)

Due to legal restrictions on foreign ownership and investment in, among other areas, value-added telecommunications services, which include the operations of internet content providers, prior to April 1, 2022, the Company operates its internet and other businesses in which foreign investment is restricted or prohibited in the PRC through certain PRC domestic companies. As such, Shenzhen Yitian (from December 24, 2020) is controlled through contractual agreements in lieu of direct equity ownership by the Company or any of its subsidiaries.

Shenzhen Yitian and its subsidiary used to provide Internet information consulting services which required the possession of the Internet Content Provision (“ICP”) licenses and were subject to foreign investment restrictions under relevant PRC laws and regulations. Due to subsequent business strategy adjustment, Shenzhen Yitian and its subsidiary have terminated such Internet information consulting services since March 1, 2022. As a result of the termination of such services, Shenzhen Yitian and its subsidiary were later notified by relevant PRC government authority that the ICP licenses were no longer required and their business was no longer subject to foreign investment restrictions, therefore VIYI can own direct equity interest in Shenzhen Yitian and its subsidiaries. VIYI terminated the agreements under the VIE structure with Shenzhen Yitian, and VIYI’s WFOE achieved 100% equity control of Shenzhen Yitian and its subsidiaries on April 1, 2022. VIYI now controls and receives the economic benefits of Shenzhen Yitian and its subsidiaries’ business operation through equity ownership.

Shenzhen Yitian

The contractual arrangements consist of a series of four agreements, shareholders power of attorney and irrevocable commitment letters (collectively the “Contractual Arrangements”, which were signed on December 24, 2020). The significant terms of the Contractual Agreements are as follows:

Exclusive Business Cooperation Agreement

Under the exclusive business cooperation agreement between Shenzhen Weiyixin and Shenzhen Yitian dated December 24, 2020, Shenzhen Weiyixin has the exclusive right to provide to Shenzhen Yitian consulting and services related to, among other things, use of software, operation maintenance, product development, and management and marketing consulting. Shenzhen Weiyixin has the exclusive ownership of intellectual property rights created as a result of the performance of this agreement. Shenzhen Yitian agrees to pay Shenzhen Weiyixin service fee at an amount equal to the consolidated net income after offsetting previous year’s loss (if any). This agreement remained effective until April 1, 2022 when the agreement was terminated by Shenzhen Weiyixin.

Exclusive Share Purchase Option Agreement

Pursuant to the exclusive share purchase option agreement dated December 24, 2020, by and among Shenzhen Weiyixin, Shenzhen Yitian and each of the shareholders of Shenzhen Yitian, each of the shareholders of Shenzhen Yitian irrevocably granted Shenzhen Weiyixin an exclusive call option to purchase, or have its designated person(s) to purchase, at its discretion, all or part of their equity interests in Shenzhen Yitian, and the purchase price shall be the lowest price permitted by applicable PRC law. Each of the shareholders of Shenzhen Yitian undertakes that, without the prior written consent of Shenzhen Weiyixin or us, they may not increase or decrease the registered capital, amend its articles of association or change registered capital structure. This agreement will remain effective unless terminated in the event that the entire equity interests held by registered shareholders in Shenzhen Yitian have been transferred to Shenzhen Weiyixin or until the date when it is terminated by Shenzhen Weiyixin. Any transfer of shares pursuant to this agreement would be subject to PRC regulations and to any changes required thereunder.

Equity Interest Pledge Agreement

Pursuant to the equity interest pledge agreement dated December 24, 2020, by and among Shenzhen Weiyixin, Shenzhen Yitian and the shareholders of Shenzhen Yitian, the shareholders of Shenzhen Yitian pledged all of their equity interests in Shenzhen Yitian to Shenzhen Weiyixin to guarantee their and Shenzhen Yitian’s obligations under the contractual arrangements including the exclusive consulting and services agreement, the exclusive option agreement, the power of attorney and this equity interest pledge agreement, as well as any loss incurred due to events of default defined therein and all expenses incurred by Shenzhen Weiyixin in enforcing such obligations of Shenzhen Yitian or its shareholders. The shareholders of Shenzhen Yitian agree that, without Shenzhen Weiyixin’s prior written approval, during the term of the equity interest pledge agreement, they will not dispose of the pledged equity interests or create or allow any other encumbrance on the pledged equity interests. The pledge under the equity interest pledge agreement shall take effect upon the completion of registration with the relevant administration for industry and commerce, which was completed as of January 29, 2021, and shall remain valid until the earlier of (1) the completion of all contractual obligations and the repayment of all secured debts, or (2) the time when the pledgee and/or the appointed person(s) have decided, subject to the PRC laws, to purchase the entire equity interests of the pledger in Shenzhen Yitian, and such equity interests of Shenzhen Yitian have been transferred to the pledgee and/or the appointed person(s) in accordance with the law such that the pledgee and/or the appointed person(s) may lawfully engage in the business of Shenzhen Yitian.

Loan Agreement

Pursuant to the loan agreement dated December 24, 2020, Shenzhen Weiyixin agreed to provide loans to the registered shareholders of Shenzhen Yitian, to be used exclusively as investment in Shenzhen Yitian. The loan must not be used for any other purposes without the relevant lender’s prior written consent. The term of the loan agreement commences from the date of the agreement and ends on the date the lender exercises its exclusive option under the relevant exclusive share purchase option agreement, or when certain defined termination events occur, such as if the lender sends a written notice demanding repayment to the borrower, or upon the default of the borrower, whichever is earlier. After the lender exercises its exclusive option, the borrower may repay the loan by transferring all of its equity interest in the relevant Onshore Holdco to the lender, or a person or entity nominated by the lender, and use the proceeds of such transfer as repayment of the loan. If the proceeds of such transfer are equal to or less than the principal of the loan under the loan agreement, the loan is considered interest-free. If the proceeds of such transfer are higher than the principal of the loan under the loan agreement, any surplus is considered interest for the loan.

Power of Attorney

Pursuant to the power of attorney dated December 24, 2020, by Shenzhen Weiyixin and each shareholder of Shenzhen Yitian, respectively, each shareholder of Shenzhen Yitian irrevocably authorized Shenzhen Weiyixin or any person(s) designated by Shenzhen Weiyixin to exercise such shareholder’s voting rights in Shenzhen Yitian, including, without limitation, the power to participate in and vote at shareholder’s meetings, the power to nominate directors and appoint senior management, the power to sell or transfer such shareholder’s equity interest in Shenzhen Yitian, and other shareholders’ voting rights permitted by PRC law and the Articles of Association of Shenzhen Yitian. The power of attorney remains irrevocable and continuously valid from the date of execution so long as each shareholder remains as a shareholder of Shenzhen Yitian.

Spousal Consent Letters

Pursuant to these letters, the spouses of the applicable shareholders of Shenzhen Yitian unconditionally and irrevocably agreed that the equity interest in Shenzhen Yitian held by them and registered in their names will be disposed of pursuant to the equity interest pledge agreement, the exclusive option agreement, and the power of attorney. Each of their spouses agreed not to assert any rights over the equity interest in Shenzhen Yitian held by their respective spouses. In addition, in the event that any spouse obtains any equity interest in Shenzhen Yitian held by his or her spouse for any reason, he or she agreed to be bound by the contractual arrangements.

Based on the foregoing contractual arrangements, which grant Shenzhen Weiyixin effective control of Shenzhen Yitian and enable Shenzhen Weiyixin to receive all of their expected residual returns, the Company accounts for Shenzhen Yitian as a VIE on December 24, 2020. The consolidated financial statements are prepared on the basis as if the reorganization became effective as of the beginning of the first period presented in the accompanying consolidated financial statements of the Company.

Due to the business strategy adjustment, Shenzhen Yitian and its subsidiaries no longer operate the business involving foreign investment restrictions since March 1, 2022, therefore VIYI is able to have direct equity interest in Shenzhen Yitian and its subsidiaries. On April 1, 2022, VIYI terminated the agreements under the VIE structure with Shenzhen Yitian. Shenzhen Yitian’s original shareholders transferred their respective ownership to VIYI WFOE and VIYI WFOE obtained 100% equity control of Shenzhen Yitian and its subsidiaries on April 1, 2022.